Significant Accounting Policies (Details) - Schedule of Ordinary Shares Subject to Possible Redemption - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Schedule of Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds		$ 57,500,000		$ 57,500,000
Less:
Proceeds allocated to public warrants				(1,003,390)
Proceeds allocated to public rights				(1,293,815)
Allocation of offering costs related to redeemable shares				(3,623,315)
Plus
Accretion of carrying value to redemption value				7,418,245
Class A ordinary shares subject to possible redemption	$ 62,919,863			$ 58,997,725